Other Assets - Summary Of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current assets:
Inventory	$ 284	$ 482
Contract costs	1,140	1,104
Non-trade receivables	2,528	51
Other tax receivable	2,855	2,855
Sales tax receivable	3,498	1,101
Corporate tax receivable	4,971	4,309
Total other current assets	15,276	9,902
Other assets:
Withholding tax receivable	824	572
Contract costs	1,062	1,147
Security deposit	1,595	987
Total other assets	$ 3,481	$ 2,706